UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number:	811-22673

Registrant Name:	PIMCO Dynamic Income Fund

Address of Principal Executive Offices:	1633 Broadway
New York, NY 10019

Name and Address of Agent for Service:	William G. Galipeau
650 Newport Center Drive
Newport Beach, CA 92660

Registrant’s telephone number, including area code:	(844) 337-4626

Date of Fiscal Year End:	June 30

Date of Reporting Period:	March 31, 2017

Item 1. Schedule of Investments

Consolidated Schedule of Investments

PIMCO Dynamic Income Fund

March 31, 2017 (Unaudited)

	PRINCIPAL AMOUNT (000S)		MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 184.6%
LOAN PARTICIPATIONS AND ASSIGNMENTS 0.9%
Ancestry.com Operations, Inc.
TBD% due 10/19/2024		$3,100	$3,190
BMC Software Finance, Inc.
TBD% due 09/10/2020		2,493	2,499
Cyxtera Technologies, Inc.
4.750% due 03/28/2024		82	83
8.750% due 03/28/2025		44	44
Gartner, Inc.
2.000% due 03/14/2024		53	53
Moran Foods LLC
TBD% due 12/05/2023		4,988	4,984
OGX
TBD% due 04/10/2049 ^		646	176
UPC Financing Partnership
TBD% due 04/15/2025		400	402

Total Loan Participations and Assignments (Cost $11,547)			11,431

CORPORATE BONDS & NOTES 25.2%
BANKING & FINANCE 9.2%
AGFC Capital Trust
2.772% due 01/15/2067 (l)		12,900	7,289
Barclays Bank PLC
7.625% due 11/21/2022 (l)		10,100	11,065
Barclays PLC
6.500% due 09/15/2019 (h)(l)	EUR	2,300	2,500
7.875% due 09/15/2022 (h)	GBP	600	781
8.000% due 12/15/2020 (h)(l)	EUR	2,400	2,780
Cantor Fitzgerald LP
7.875% due 10/15/2019 (l)		$6,540	7,203
CyrusOne LP
5.000% due 03/15/2024		76	78
5.375% due 03/15/2027		39	40
Exeter Finance Corp.
9.750% due 05/20/2019		9,700	9,293
Jefferies Finance LLC
6.875% due 04/15/2022 (l)		700	672
7.500% due 04/15/2021 (l)		2,500	2,531
Jefferies LoanCore LLC
6.875% due 06/01/2020 (l)		3,800	3,867
Lloyds Banking Group PLC
7.625% due 06/27/2023 (h)	GBP	1,500	2,054
7.875% due 06/27/2029 (h)(l)		3,625	5,053
Navient Corp.
6.500% due 06/15/2022		$1,594	1,610
Pinnacol Assurance
8.625% due 06/25/2034 (j)		10,200	10,229
Preferred Term Securities Ltd.
1.511% due 09/23/2035		907	793
Rio Oil Finance Trust
9.250% due 07/06/2024		3,500	3,562
Royal Bank of Scotland Group PLC
7.500% due 08/10/2020 (h)(l)		7,189	7,108
8.000% due 08/10/2025 (h)(l)		4,575	4,552
8.625% due 08/15/2021 (h)(l)		2,720	2,842
Santander UK Group Holdings PLC
7.375% due 06/24/2022 (h)(l)	GBP	1,700	2,234
Springleaf Finance Corp.
8.250% due 12/15/2020 (l)		$580	635
Stichting AK Rabobank Certificaten
6.500% due 12/29/2049 (h)	EUR	500	602
Tesco Property Finance PLC
6.052% due 10/13/2039 (l)	GBP	3,356	4,643
TIG FinCo PLC
8.500% due 03/02/2020		997	1,282
8.750% due 04/02/2020 (l)		13,480	16,051
Toll Road Investors Partnership LP
0.000% due 02/15/2045 (f)		$18,581	4,207

			115,556

INDUSTRIALS 12.4%
Aston Martin Capital Ltd.
5.750% due 04/15/2022 (c)	GBP	100	125

BMC Software Finance, Inc.
8.125% due 07/15/2021 (l)		$2,866	2,902
Buffalo Thunder Development Authority
0.000% due 11/15/2029 (j)		2,483	1
11.000% due 12/09/2022		5,598	2,323
BWAY Holding Co.
5.500% due 04/15/2024 (c)		293	296
7.250% due 04/15/2025 (c)		208	209
Caesars Entertainment Operating Co., Inc.
9.000% due 02/15/2020 ^(i)		18,491	21,565
Cardtronics, Inc.
5.500% due 05/01/2025 (c)		64	65
Charter Communications Operating LLC
5.375% due 05/01/2047 (c)		140	141
Chesapeake Energy Corp.
4.272% due 04/15/2019		57	57
Chobani LLC
7.500% due 04/15/2025 (c)		153	157
CommScope Technologies LLC
5.000% due 03/15/2027		157	157
Community Health Systems, Inc.
6.250% due 03/31/2023		339	347
CSN Resources S.A.
6.500% due 07/21/2020 (l)		770	647
Diamond Resorts International, Inc.
10.750% due 09/01/2024 (l)		5,500	5,747
Dole Food Co., Inc.
7.250% due 06/15/2025 (c)		142	142
Fresh Market, Inc.
9.750% due 05/01/2023 (l)		8,060	6,529
Frontier Finance PLC
8.000% due 03/23/2022	GBP	10,000	12,503
Gartner, Inc.
5.125% due 04/01/2025		$110	112
Goodyear Tire & Rubber Co.
4.875% due 03/15/2027		88	88
Hellenic Railways Organization S.A.
5.014% due 12/27/2017	EUR	300	308
Hexion, Inc.
10.375% due 02/01/2022		$91	91
13.750% due 02/01/2022		90	87
iHeartCommunications, Inc.
9.000% due 03/01/2021		7,930	6,047
9.000% due 09/15/2022		4,000	3,020
Intelsat Jackson Holdings S.A.
7.250% due 04/01/2019 (l)		14,500	13,902
Intelsat Luxembourg S.A.
7.750% due 06/01/2021		6,000	3,630
8.125% due 06/01/2023		8,785	5,353
Intrepid Aviation Group Holdings LLC
6.875% due 02/15/2019 (l)		8,490	8,108
8.250% due 07/15/2017		1,460	1,462
Mallinckrodt International Finance S.A.
4.750% due 04/15/2023 (l)		1,400	1,194
Millar Western Forest Products Ltd.
8.500% due 04/01/2021 (l)		14,625	9,287
N&W Global Vending SpA
7.000% due 10/15/2023	EUR	1,776	1,989
OGX Austria GmbH
8.500% due 06/01/2018 ^		$16,700	0
Ortho-Clinical Diagnostics, Inc.
6.625% due 05/15/2022		270	252
Petroleos de Venezuela S.A.
5.500% due 04/12/2037		7,000	2,398
Safeway, Inc.
7.250% due 02/01/2031		510	497
Soho House Bond Ltd.
9.125% due 10/01/2018 (l)	GBP	7,020	9,014
Spirit Issuer PLC
5.472% due 12/28/2028 (l)		12,120	16,044
Team Health Holdings, Inc.
6.375% due 02/01/2025		$35	34
UCP, Inc.
8.500% due 10/21/2017		10,600	10,536
Unique Pub Finance Co. PLC
5.659% due 06/30/2027	GBP	2,017	2,820
6.542% due 03/30/2021		4,028	5,513
Urbi Desarrollos Urbanos S.A.B. de C.V.
9.750% due 02/03/2022 ^		$5,000	14
Valeant Pharmaceuticals International, Inc.
6.500% due 03/15/2022		188	194
7.000% due 03/15/2024		360	370

			156,277

UTILITIES 3.6%
Frontier Communications Corp.
8.500% due 04/15/2020		900	953
11.000% due 09/15/2025 (l)		1,330	1,296
Gazprom Neft OAO Via GPN Capital S.A.
4.375% due 09/19/2022 (l)		2,000	2,025
6.000% due 11/27/2023 (l)		28,000	30,310
Petrobras Global Finance BV
6.125% due 01/17/2022		379	398
6.250% due 12/14/2026	GBP	1,500	1,926
6.625% due 01/16/2034		700	857
6.750% due 01/27/2041 (l)		$6,246	5,878
6.850% due 06/05/2115 (l)		1,145	1,026
6.875% due 01/20/2040		113	108
7.375% due 01/17/2027		460	488

			45,265

Total Corporate Bonds & Notes (Cost $321,621)			317,098

MUNICIPAL BONDS & NOTES 0.5%
ILLINOIS 0.1%
Chicago, Illinois General Obligation Bonds, Series 2015
7.375% due 01/01/2033		430	435
7.750% due 01/01/2042		760	782

			1,217

WEST VIRGINIA 0.4%
Tobacco Settlement Finance Authority, West Virginia Revenue Bonds, Series 2007
0.000% due 06/01/2047 (f)		95,900	4,844

Total Municipal Bonds & Notes (Cost $5,432)			6,061

U.S. GOVERNMENT AGENCIES 3.1%
Fannie Mae
4.532% due 07/25/2029		2,710	2,746
4.938% due 07/25/2041 (a)(l)		6,504	1,027
5.088% due 10/25/2040 (a)(l)		10,347	1,329
5.368% due 12/25/2037 (a)		367	41
5.458% due 03/25/2037 - 04/25/2037 (a)(l)		22,431	3,781
5.518% due 02/25/2037 (a)		240	36
5.538% due 09/25/2037 (a)(l)		1,151	202
5.668% due 11/25/2036 (a)		178	26
5.738% due 06/25/2037 (a)		912	126
5.768% due 10/25/2035 (a)(l)		2,798	529
5.998% due 03/25/2038 (a)(l)		2,504	477
6.018% due 02/25/2038 (a)(l)		1,603	269
6.118% due 06/25/2023 (a)(l)		2,173	223
6.732% due 07/25/2029		2,460	2,574
10.166% due 01/25/2041 (l)		5,985	7,698
Freddie Mac
0.000% due 04/25/2045 (b)(f)		5,576	4,851
0.200% due 04/25/2045 (a)		12,268	39
5.498% due 05/15/2037 (a)		226	29
5.558% due 07/15/2036 (a)(l)		3,194	473
5.632% due 10/25/2028		2,000	2,170
5.668% due 09/15/2036 (a)(l)		1,160	197
5.788% due 04/15/2036 (a)(l)		1,968	243
5.982% due 08/25/2029		1,440	1,423
6.868% due 09/15/2036 (a)(l)		2,005	488
9.982% due 03/25/2029		2,100	2,275
11.482% due 10/25/2028		500	614
11.732% due 03/25/2025		3,251	4,101
12.197% due 09/15/2041		602	773
14.594% due 09/15/2034		194	217

Total U.S. Government Agencies (Cost $39,301)			38,977

NON-AGENCY MORTGAGE-BACKED SECURITIES 98.2%
Alba PLC
0.604% due 12/15/2038	GBP	9,554	9,607
American Home Mortgage Assets Trust
1.272% due 08/25/2037 ^		$11,572	6,090
1.522% due 11/25/2035 (l)		2,665	2,405
American Home Mortgage Investment Trust
1.282% due 09/25/2045 (l)		7,102	5,914
1.882% due 02/25/2044 (l)		9,739	7,898
BAMLL Commercial Mortgage Securities Trust
4.110% due 12/15/2029		2,600	2,610

Banc of America Alternative Loan Trust
1.382% due 05/25/2035 ^(l)		959	767
6.000% due 06/25/2037 (l)		382	328
6.000% due 06/25/2046		151	135
Banc of America Commercial Mortgage Trust
5.695% due 07/10/2046 (l)		2,933	2,928
Banc of America Funding Trust
0.000% due 06/26/2035		10,469	9,566
0.000% due 07/26/2036		13,828	7,157
0.990% due 08/25/2047 ^		7,939	6,463
1.188% due 04/20/2047 ^(l)		20,278	17,522
1.428% due 02/20/2035 (l)		4,612	3,686
3.347% due 01/20/2047 ^		281	241
3.496% due 01/25/2035		473	401
3.508% due 03/20/2036 ^(l)		2,185	1,892
Banc of America Mortgage Trust
3.247% due 10/20/2046 ^		348	217
3.432% due 01/25/2036		982	917
Banc of America Re-REMIC Trust
5.901% due 02/17/2051 (l)		38,264	38,582
Bancaja Fondo de Titulizacion de Activos
0.057% due 10/25/2037 (l)	EUR	2,416	2,536
Barclays Commercial Mortgage Securities Trust
3.330% due 08/15/2027		$9,900	9,610
Bayview Commercial Asset Trust
1.412% due 08/25/2034		176	163
BCAP LLC Trust
2.979% due 11/26/2035 (l)		9,474	8,414
3.065% due 07/26/2035		3,118	2,888
3.081% due 10/26/2035		6,052	5,755
3.093% due 07/26/2045		7,018	6,191
3.182% due 02/26/2036		7,612	5,464
3.210% due 06/26/2036		6,402	5,159
3.239% due 03/26/2035		8,051	7,724
3.497% due 04/26/2037 (l)		19,764	14,179
5.500% due 12/26/2035 (l)		9,130	7,223
6.000% due 08/26/2037		6,001	5,149
Bear Stearns Adjustable Rate Mortgage Trust
4.627% due 06/25/2047 ^(l)		4,825	4,454
Bear Stearns ALT-A Trust
1.182% due 02/25/2034 (l)		7,740	6,385
3.220% due 11/25/2035 ^(l)		22,274	17,841
3.284% due 09/25/2035 ^(l)		12,373	9,331
Bear Stearns Commercial Mortgage Securities Trust
5.273% due 12/11/2038 (l)		1,209	1,213
BRAD Resecuritization Trust
2.181% due 03/12/2021		25,609	1,615
6.550% due 03/12/2021		4,787	4,827
Celtic Residential Irish Mortgage Securitisation PLC
0.001% due 11/13/2047 (l)	EUR	21,683	23,139
0.031% due 12/14/2048		6,047	6,447
0.098% due 04/10/2048		8,194	8,741
Chase Mortgage Finance Trust
3.144% due 01/25/2036 (l)		$13,481	12,542
3.223% due 03/25/2037 ^(l)		3,757	3,275
Citigroup Mortgage Loan Trust, Inc.
2.990% due 03/25/2036 ^(l)		721	687
3.238% due 02/25/2036		8,417	5,506
3.332% due 10/25/2035 ^(l)		6,656	5,771
3.365% due 09/25/2037 ^(l)		8,522	7,341
Citigroup/Deutsche Bank Commercial Mortgage Trust
5.398% due 12/11/2049 (l)		1,497	1,270
Commercial Mortgage Loan Trust
6.101% due 12/10/2049 (l)		7,469	4,461
Commercial Mortgage Pass-Through Certificates
4.750% due 10/15/2045		1,668	1,201
Commercial Mortgage Trust
5.377% due 12/10/2046 (l)		1,777	1,785
5.505% due 03/10/2039		1,778	1,711
Countrywide Alternative Loan Trust
0.776% due 12/25/2035 (a)		17,296	634
1.172% due 09/25/2046 ^(l)		15,966	12,306
1.565% due 12/25/2035 (a)		10,926	679
1.712% due 11/25/2035 (l)		19,550	16,830
3.319% due 06/25/2047		262	206
5.500% due 02/25/2020		207	207
5.500% due 07/25/2035 ^(l)		2,294	2,007
5.500% due 11/25/2035 ^		860	714
5.500% due 01/25/2036 ^		176	169
5.500% due 04/25/2037 (l)		3,234	2,690
5.750% due 01/25/2036		298	244
5.750% due 01/25/2037 ^(l)		10,187	8,796
5.750% due 04/25/2037 ^(l)		3,201	3,006
6.000% due 06/25/2036 ^(l)		490	420
6.000% due 11/25/2036 ^(l)		512	445
6.000% due 12/25/2036		252	173

6.000% due 01/25/2037 ^(l)		2,274	1,968
6.000% due 02/25/2037 ^(l)		1,293	883
6.000% due 03/25/2037 ^(l)		16,072	10,615
6.000% due 04/25/2037 ^(l)		7,485	5,031
6.000% due 07/25/2037 ^(l)		1,853	1,791
6.168% due 07/25/2036 (a)		13,341	3,491
33.110% due 05/25/2037 ^		1,429	2,403
Countrywide Home Loan Mortgage Pass-Through Trust
1.322% due 03/25/2036		2,480	1,511
1.582% due 03/25/2035		230	199
2.852% due 03/25/2046 ^(l)		13,890	7,905
3.005% due 11/20/2035 (l)		12,324	10,477
4.839% due 06/25/2047 ^(l)		8,609	7,592
5.000% due 11/25/2035 ^		64	53
5.500% due 12/25/2034		158	149
5.500% due 11/25/2035 ^		78	69
6.000% due 07/25/2037 ^		328	282
6.000% due 08/25/2037 (l)		7,797	6,523
6.000% due 08/25/2037 ^		4	3
Credit Suisse Commercial Mortgage Trust
6.500% due 07/26/2036 ^(l)		13,584	7,423
Credit Suisse Mortgage Capital Certificates
2.869% due 07/26/2049 (l)		9,334	7,262
3.327% due 04/26/2035 (l)		24,446	20,182
3.525% due 02/27/2047 (l)		58,866	36,588
4.324% due 07/26/2037 (l)		12,741	10,468
7.000% due 08/26/2036		17,606	8,150
7.000% due 08/27/2036		4,235	2,576
Credit Suisse Mortgage Capital Mortgage-Backed Trust
5.896% due 04/25/2036 (l)		9,397	6,830
Debussy PLC
5.930% due 07/12/2025	GBP	21,250	26,411
8.250% due 07/12/2025		5,000	5,795
Deutsche ALT-A Securities, Inc.
6.000% due 10/25/2021 ^(l)		$819	721
Diversity Funding Ltd.
2.427% due 02/10/2046	GBP	1,170	1,063
2.700% due 02/10/2046		702	43
2.977% due 02/10/2046		1,059	1,314
4.233% due 02/10/2046 ^		234	1
Epic Drummond Ltd.
0.000% due 01/25/2022	EUR	936	984
Eurosail PLC
0.000% due 06/13/2045	GBP	2	2,987
1.344% due 06/13/2045		7,707	8,846
1.594% due 06/13/2045		7,514	7,943
2.094% due 06/13/2045		4,935	5,067
3.844% due 06/13/2045		1,765	1,924
First Horizon Alternative Mortgage Securities Trust
3.083% due 08/25/2035 ^		$3,508	703
6.118% due 11/25/2036 (a)		1,646	468
First Horizon Mortgage Pass-Through Trust
5.500% due 08/25/2037 ^		629	509
Fondo de Titulizacion de Activos UCI
0.000% due 06/16/2049	EUR	1,660	1,506
GC Pastor Hipotecario FTA
0.000% due 06/21/2046		6,888	5,959
GreenPoint Mortgage Funding Trust
1.182% due 12/25/2046 ^		$4,620	3,422
Grifonas Finance PLC
0.042% due 08/28/2039	EUR	12,447	10,494
GSR Mortgage Loan Trust
3.435% due 11/25/2035		$288	253
6.500% due 08/25/2036 ^(l)		1,022	774
HarborView Mortgage Loan Trust
1.218% due 03/19/2036 (l)		21,654	16,387
1.228% due 01/19/2036 (l)		10,173	6,750
1.628% due 06/20/2035 (l)		12,213	10,993
1.878% due 06/20/2035 (l)		2,779	2,335
Hipocat FTA
0.000% due 10/24/2039	EUR	6,955	6,455
0.000% due 01/15/2050		9,179	8,120
IM Pastor Fondo de Titluzacion Hipotecaria
0.000% due 03/22/2043		2,426	2,122
Impac CMB Trust
1.702% due 10/25/2034		$328	287
Impac Secured Assets Trust
1.092% due 05/25/2037 ^		19	14
IndyMac Mortgage Loan Trust
1.182% due 11/25/2046		8,663	7,355
1.232% due 02/25/2037		4,700	3,141
1.282% due 07/25/2036 (l)		760	635
3.312% due 06/25/2037 ^(l)		6,473	5,217
3.357% due 03/25/2037		78	69
3.516% due 02/25/2035		413	364

JPMorgan Alternative Loan Trust
1.182% due 06/25/2037 (l)		40,649	24,488
3.031% due 11/25/2036 ^(l)		3,046	3,088
5.960% due 12/25/2036 ^(l)		9,297	8,263
JPMorgan Chase Commercial Mortgage Securities Trust
1.657% due 06/15/2045 (a)(l)		50,648	2,841
5.505% due 01/12/2043 (l)		3,099	3,125
5.699% due 12/15/2044 (l)		10,445	10,419
6.178% due 02/12/2051 (l)		3,000	3,073
JPMorgan Mortgage Trust
3.100% due 10/25/2036		1,498	1,283
3.155% due 06/25/2037 ^(l)		6,605	5,866
Lavender Trust
5.500% due 09/26/2035		6,771	6,347
6.000% due 11/26/2036		14,819	12,819
LB-UBS Commercial Mortgage Trust
0.709% due 02/15/2040 (a)		49,414	9
5.757% due 02/15/2040		1,700	1,679
5.864% due 06/15/2038		3,947	3,947
Lehman Mortgage Trust
5.500% due 11/25/2035 ^		86	80
6.000% due 08/25/2036 ^(l)		1,272	1,145
6.000% due 09/25/2036 ^		867	725
6.500% due 09/25/2037 ^(l)		5,354	3,968
7.250% due 09/25/2037 ^(l)		33,688	16,477
Lehman XS Trust
1.262% due 07/25/2037 (l)		24,097	10,072
1.482% due 07/25/2047		3,587	1,459
MASTR Adjustable Rate Mortgages Trust
1.182% due 05/25/2047 (l)		23,819	18,689
1.322% due 05/25/2047 ^		4,793	2,327
MASTR Alternative Loan Trust
1.332% due 03/25/2036		22,460	4,732
1.382% due 03/25/2036		29,687	6,342
Merrill Lynch Mortgage Investors Trust
3.298% due 05/25/2036 (l)		9,990	8,165
Morgan Stanley Capital Trust
5.777% due 04/15/2049 (l)		16,753	16,718
5.942% due 06/11/2049		5,100	4,832
Morgan Stanley Re-REMIC Trust
3.044% due 09/26/2035 (l)		4,998	4,553
3.115% due 01/26/2035 (l)		11,082	10,765
3.115% due 02/26/2037		6,285	5,530
3.184% due 07/26/2035 (l)		26,634	23,016
6.000% due 04/26/2036		7,969	7,636
Newgate Funding PLC
0.544% due 12/15/2050	GBP	1,907	2,026
0.920% due 12/15/2050	EUR	2,166	2,129
1.170% due 12/15/2050		4,135	3,838
1.594% due 12/15/2050	GBP	3,268	3,776
Nomura Resecuritization Trust
8.908% due 09/26/2035		$4,363	3,244
NovaStar Mortgage Funding Trust
0.968% due 09/25/2046		694	574
RBSSP Resecuritization Trust
3.055% due 07/26/2045 (l)		20,150	19,392
3.178% due 05/26/2037 (l)		9,714	7,883
6.000% due 03/26/2036 ^(l)		8,997	7,486
Residential Accredit Loans, Inc. Trust
1.162% due 07/25/2036 (l)		12,845	8,438
1.172% due 05/25/2037 (l)		21,627	17,993
1.638% due 01/25/2046 ^(l)		8,307	6,281
4.973% due 01/25/2036 (l)		1,028	904
6.000% due 08/25/2035 ^		977	897
6.000% due 06/25/2036		458	393
6.000% due 09/25/2036 ^		6,185	4,097
7.000% due 10/25/2037 (l)		12,472	10,547
Residential Asset Securitization Trust
5.500% due 07/25/2035 (l)		1,001	898
6.250% due 08/25/2037 ^		4,640	2,546
Residential Funding Mortgage Securities, Inc. Trust
4.738% due 08/25/2036 ^(l)		3,033	2,663
5.850% due 11/25/2035 ^		205	195
6.000% due 04/25/2037 ^(l)		2,033	1,810
Rite Aid Pass-Through Certificates
6.788% due 01/02/2021		10,389	10,823
RiverView HECM Trust
1.490% due 05/25/2047		8,903	7,347
Sequoia Mortgage Trust
1.348% due 07/20/2036		3,311	2,019
2.178% due 10/20/2027		1,116	949
Southern Pacific Securities PLC
3.847% due 12/10/2042	GBP	2,722	3,625
Structured Adjustable Rate Mortgage Loan Trust
3.354% due 04/25/2047 (l)		$3,234	2,534
3.454% due 02/25/2037 ^(l)		14,174	10,611
3.525% due 08/25/2036 (l)		3,895	1,999

Structured Asset Mortgage Investments Trust
1.152% due 03/25/2037 ^		1,990	679
1.172% due 07/25/2046 ^(l)		22,345	18,565
2.887% due 02/25/2036 (l)		6,208	5,056
SunTrust Alternative Loan Trust
6.168% due 04/25/2036 ^(a)		5,661	1,844
TBW Mortgage-Backed Trust
6.500% due 07/25/2036 (l)		23,018	12,262
Theatre Hospitals PLC
3.357% due 10/15/2031	GBP	5,930	7,133
3.357% due 10/15/2031 (l)		12,012	14,447
4.107% due 10/15/2031		837	1,013
WaMu Mortgage Pass-Through Certificates Trust
1.388% due 06/25/2047 ^		$8,172	2,772
1.402% due 06/25/2044		317	297
1.424% due 07/25/2047 (l)		27,007	23,522
1.518% due 10/25/2046 ^(l)		601	529
1.720% due 07/25/2047 ^(l)		921	710
2.998% due 03/25/2037 ^(l)		4,906	4,551
3.088% due 02/25/2037 ^		340	321
Washington Mutual Mortgage Pass-Through Certificates Trust
1.222% due 01/25/2047 ^(l)		14,538	12,103
1.582% due 07/25/2036 ^(l)		8,632	5,537
6.000% due 04/25/2037 ^(l)		4,966	4,673
Wells Fargo Alternative Loan Trust
3.193% due 07/25/2037 ^(l)		5,715	4,887
5.750% due 07/25/2037 ^		631	575
Wells Fargo Mortgage Loan Trust
3.338% due 04/27/2036 (l)		25,945	24,138
Wells Fargo Mortgage-Backed Securities Trust
6.000% due 07/25/2036 ^		257	259
6.000% due 09/25/2036 ^		491	472
6.000% due 04/25/2037 ^		179	177
6.000% due 06/25/2037 ^		402	394

Total Non-Agency Mortgage-Backed Securities (Cost $1,085,827)			1,232,016

ASSET-BACKED SECURITIES 49.0%
Aegis Asset-Backed Securities Trust Mortgage Pass-Through Certificates
3.082% due 09/25/2034		740	571
Airspeed Ltd.
1.182% due 06/15/2032		7,416	6,165
ALM Ltd.
6.523% due 04/16/2027		1,500	1,494
American Money Management Corp. CLO Ltd.
8.086% due 12/09/2026		4,200	4,231
Anchorage Capital CLO Ltd.
6.023% due 10/15/2026		3,000	2,925
Asset-Backed Funding Certificates Trust
2.032% due 03/25/2034		1,471	1,368
Bear Stearns Asset-Backed Securities Trust
1.532% due 06/25/2036 (l)		8,846	8,440
2.369% due 10/25/2036		5,505	4,008
Benefit Street Partners CLO Ltd.
6.530% due 01/20/2028		2,500	2,475
C-BASS CBO Corp.
1.350% due 09/06/2041		27,787	3,195
Carlyle Global Market Strategies CLO Ltd.
6.337% due 04/27/2027		1,500	1,503
Citigroup Mortgage Loan Trust, Inc.
1.142% due 12/25/2036 (l)		19,674	12,155
1.202% due 12/25/2036 (l)		10,868	5,852
1.242% due 03/25/2037 (l)		27,297	21,293
5.134% due 03/25/2036 ^(l)		2,596	1,867
5.852% due 05/25/2036 ^(l)		566	340
Conseco Finance Securitizations Corp.
9.163% due 03/01/2033 (l)		9,325	8,657
Conseco Financial Corp.
7.060% due 02/01/2031 (l)		5,511	5,614
7.500% due 03/01/2030		9,068	7,192
Cork Street CLO Designated Activity Co.
0.000% due 11/27/2028 (f)	EUR	2,667	2,329
3.600% due 11/27/2028		1,197	1,279
4.500% due 11/27/2028		1,047	1,120
6.200% due 11/27/2028		1,296	1,391
Countrywide Asset-Backed Certificates
1.112% due 12/25/2036 ^(l)		$16,346	16,207
1.152% due 06/25/2047 (l)		5,453	5,365
1.182% due 04/25/2036 (l)		668	667
1.182% due 06/25/2037 ^(l)		10,801	8,007
1.182% due 06/25/2047 (l)		27,245	21,146
1.242% due 01/25/2046 ^		34,625	13,428
1.402% due 06/25/2036 ^		8,000	5,510
1.782% due 03/25/2033		21	20
2.362% due 12/25/2032 ^		274	260

4.551% due 02/25/2036		174	179
4.815% due 07/25/2036 (l)		1,098	1,123
5.505% due 04/25/2036 (l)		509	505
5.588% due 08/25/2036 (l)		502	498
Countrywide Asset-Backed Certificates Trust
1.222% due 03/25/2047 (l)		7,655	5,083
1.712% due 04/25/2036 (l)		21,300	16,186
4.628% due 10/25/2046 ^(l)		4,023	3,614
Countrywide Home Equity Loan Trust
5.710% due 03/25/2034		541	2,138
Credit-Based Asset Servicing and Securitization LLC
6.250% due 10/25/2036 (l)		10,800	11,104
CSAB Mortgage-Backed Trust
5.500% due 05/25/2037 ^(l)		4,980	4,335
Dekania Europe CDO PLC
0.190% due 09/27/2037	EUR	2,682	2,426
ECAF Ltd.
4.947% due 06/15/2040		$2,533	2,435
EMC Mortgage Loan Trust
1.248% due 04/25/2042 (l)		6,924	6,807
1.432% due 12/25/2042		109	106
3.232% due 04/25/2042		2,813	2,372
First Franklin Mortgage Loan Trust
1.452% due 11/25/2036 (l)		5,000	3,325
1.482% due 12/25/2035 (l)		23,487	17,519
Glacier Funding CDO Ltd.
1.304% due 08/04/2035		11,497	3,196
GMAC Mortgage Corp. Home Equity Loan Trust
6.249% due 12/25/2037 (l)		4,921	4,889
GSAMP Trust
2.857% due 06/25/2034		1,752	1,554
IndyMac Home Equity Mortgage Loan Asset-Backed Trust
6.715% due 12/25/2031 ^		950	371
JPMorgan Mortgage Acquisition Corp.
1.602% due 12/25/2035 (l)		16,459	13,470
KGS Alpha SBA Trust
1.130% due 04/25/2038 (a)		3,468	99
Lehman XS Trust
6.170% due 06/24/2046 (l)		4,852	4,596
Long Beach Mortgage Loan Trust
1.172% due 02/25/2036 (l)		13,071	8,936
1.242% due 08/25/2045 (l)		38,166	33,031
1.687% due 11/25/2035 (l)		13,334	8,059
2.032% due 02/25/2034		174	169
2.032% due 06/25/2035 (l)		32,300	28,090
Magnetite Ltd.
5.973% due 04/15/2026		2,100	2,038
MASTR Asset-Backed Securities Trust
1.132% due 03/25/2036 (l)		7,912	4,862
1.362% due 01/25/2036		400	342
Mid-State Capital Corp. Trust
6.742% due 10/15/2040		6,429	6,845
Morgan Stanley ABS Capital, Inc. Trust
1.082% due 11/25/2036		1,995	1,233
1.312% due 02/25/2037		6,748	4,144
2.017% due 01/25/2035		2,269	1,019
Morgan Stanley Home Equity Loan Trust
1.212% due 04/25/2037 (l)		34,305	21,968
National Collegiate Commutation Trust
0.000% due 03/25/2038		37,800	16,912
Oakwood Mortgage Investors, Inc.
7.840% due 11/15/2029 (l)		4,071	4,063
8.490% due 10/15/2030 ^		1,443	490
Ocean Trails CLO
6.334% due 08/13/2025		1,500	1,499
Option One Mortgage Loan Trust
1.342% due 01/25/2036 (l)		20,000	16,438
Popular ABS Mortgage Pass-Through Trust
2.232% due 08/25/2035		3,663	3,357
Putnam Structured Product CDO Ltd.
9.092% due 02/25/2037		190	192
Residential Asset Mortgage Products Trust
1.957% due 04/25/2034 (l)		9,936	9,414
Residential Asset Securities Corp. Trust
1.222% due 08/25/2036 (l)		11,000	8,447
Saxon Asset Securities Trust
1.432% due 11/25/2037 (l)		13,000	10,856
SLM Student Loan Trust
0.000% due 10/28/2029		11	9,955
0.000% due 01/25/2042		9	7,650
SoFi Professional Loan Program LLC
0.000% due 03/25/2036		80	2,751
0.000% due 01/25/2039 (f)		9,180	5,852
0.000% due 05/25/2040		9,300	4,853
Soloso CDO Ltd.
1.329% due 10/07/2037		4,800	2,568

Sorin Real Estate CDO Ltd.
1.569% due 10/28/2046		7,400	6,819
Sound Point CLO Ltd.
5.891% due 01/23/2027		1,000	952
Soundview Home Loan Trust
1.262% due 06/25/2037 (l)		9,833	6,749
1.482% due 03/25/2036 (l)		16,905	13,417
South Coast Funding Ltd.
1.265% due 01/06/2041		10,867	2,880
1.265% due 01/06/2041 (l)		153,846	40,769
Structured Asset Securities Corp.
6.647% due 05/25/2032 ^(l)		7,023	5,925
Symphony CLO Ltd.
5.623% due 07/14/2026		4,400	4,154
Tralee CLO Ltd.
6.680% due 04/20/2025		2,675	2,702
Tropic CDO Ltd.
1.343% due 07/15/2036		6,005	4,534
1.903% due 07/15/2034		22,500	15,525

Total Asset-Backed Securities (Cost $592,549)			614,463

SOVEREIGN ISSUES 0.8%
Argentine Government International Bond
2.260% due 12/31/2038	EUR	6,710	4,350
5.000% due 01/15/2027		1,900	1,899
7.820% due 12/31/2033		2,862	3,241
Ecuador Government International Bond
9.650% due 12/13/2026		$550	571

Total Sovereign Issues (Cost $9,902)			10,061

	SHARES
COMMON STOCKS 0.1%
CONSUMER DISCRETIONARY 0.0%
Desarrolladora Homex S.A.B. de C.V. (d)		719,113	32

ENERGY 0.0%
OGX Petroleo e Gas S.A. SP - ADR		262,786	0

FINANCIALS 0.1%
TIG FinCo PLC (j)		662,196	830

Total Common Stocks (Cost $5,984)			862

SHORT-TERM INSTRUMENTS 6.8%
REPURCHASE AGREEMENTS (k) 5.0%			62,212

	PRINCIPAL AMOUNT (000S)
SHORT-TERM NOTES 0.1%
Federal Home Loan Bank
0.537% due 04/21/2017 (f)(g)		$1,500	1,500

U.S. TREASURY BILLS 1.7%
0.501% due 04/20/2017 - 04/27/2017 (e)(f)(o)		21,204	21,194

Total Short-Term Instruments (Cost $84,909)			84,906

Total Investments in Securities (Cost $2,157,072)			2,315,875

Total Investments 184.6% (Cost $2,157,072)			$2,315,875
Financial Derivative Instruments (m)(n) (1.5)% (Cost or Premiums, net $(33,560))			(18,200)
Other Assets and Liabilities, net (83.1)%			(1,043,477)

Net Assets 100.0%			$1,254,198

Notes to Consolidated Schedule of Investments (amounts in thousands*):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

^	Security is in default.

(a)	Interest only security.

(b)	Principal only security.

(c)	When-issued security.

(d)	Security did not produce income within the last twelve months.

(e)	Coupon represents a weighted average yield to maturity.

(f)	Zero coupon security.

(g)	Coupon represents a yield to maturity.

(h)	Perpetual maturity; date shown, if applicable, represents next contractual call date.

(i)	Security is subject to a forbearance agreement entered into by the Fund which forbears the Fund from taking action to, among other things, accelerate and collect payments on the subject note with respect to specified events of default.

(j)	Restricted Securities:

Issuer Description	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Buffalo Thunder Development Authority 0.000% due 11/15/2029	12/08/2014	$0	$1	0.00%
Pinnacol Assurance 8.625% due 06/25/2034	06/23/2014	10,200	10,229	0.81
TIG FinCo PLC	04/02/2015	982	830	0.07

		$11,182	$11,060	0.88%

Borrowings and Other Financing Transactions

(k)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
IND	0.750%	03/31/2017	04/03/2017	$4,700	U.S. Treasury Notes 1.500% due 08/15/2026	$(4,797)	$4,700	$4,700
	0.960	03/31/2017	04/03/2017	56,400	U.S. Treasury Notes 3.750% due 11/15/2018	(57,552)	56,400	56,405
SSB	0.050	03/31/2017	04/03/2017	1,112	U.S. Treasury Notes 1.625% due 12/31/2019 (2)	(1,139)	1,112	1,112

Total Repurchase Agreements						$(63,488)	$62,212	$62,217

Reverse Repurchase Agreements:

Counterparty	Borrowing Rate (3)	Settlement Date	Maturity Date		Amount Borrowed (3)		Payable for Reverse Repurchase Agreements
BCY	1.750%	03/17/2017	TBD	(4)		$(3,004)	$(3,004)
	1.900	02/16/2017	05/16/2017			(4,516)	(4,527)
	2.499	01/05/2017	04/05/2017			(4,290)	(4,316)
	2.534	02/09/2017	05/09/2017			(5,010)	(5,029)
	2.543	01/24/2017	04/24/2017			(28,588)	(28,727)
	2.557	02/21/2017	05/17/2017			(7,182)	(7,203)
	2.564	03/02/2017	06/02/2017			(20,634)	(20,681)
	2.656	03/21/2017	06/21/2017			(22,357)	(22,378)
	3.006	09/22/2016	09/22/2017			(1,431)	(1,442)
BOS	2.678	03/16/2017	04/19/2017			(12,093)	(12,109)
BPS	1.738	01/26/2017	04/26/2017			(1,208)	(1,212)
	1.860	01/06/2017	04/06/2017			(1,998)	(2,007)
	1.870	03/06/2017	05/16/2017			(2,461)	(2,465)
	1.890	01/31/2017	05/01/2017			(2,744)	(2,753)
	1.890	03/02/2017	06/02/2017			(1,268)	(1,270)
	1.890	03/06/2017	04/26/2017			(5,738)	(5,746)
	1.980	03/16/2017	06/16/2017			(8,979)	(8,988)
	2.568	01/11/2017	04/11/2017			(3,023)	(3,041)
	2.648	03/16/2017	06/16/2017			(16,892)	(16,914)
	2.843	12/09/2016	06/09/2017			(7,770)	(7,841)
	2.843	12/12/2016	06/09/2017			(11,843)	(11,948)
	2.996	09/01/2016	09/01/2017			(52,941)	(53,884)
BRC	2.885	11/02/2016	11/02/2017			(5,655)	(5,681)
DBL	3.259	03/10/2017	12/12/2017			(22,423)	(22,472)
DEU	2.030	02/09/2017	05/09/2017			(2,288)	(2,295)
FOB	2.662	03/15/2017	04/20/2017			(8,043)	(8,054)
GLM	2.454	02/23/2017	05/24/2017			(14,130)	(14,168)
JML	1.750	03/01/2017	04/12/2017			(20,681)	(20,714)
	1.750	03/16/2017	04/12/2017			(5,486)	(5,491)
JPS	2.564	03/01/2017	06/01/2017			(4,892)	(4,903)
MSB	2.784	05/02/2016	05/01/2017			(5,460)	(5,487)
	2.784	05/04/2016	05/01/2017			(15,074)	(15,142)
	2.789	04/29/2016	05/01/2017			(27,515)	(27,651)
	2.802	08/25/2016	08/25/2017			(43,390)	(43,515)
	2.804	08/29/2016	08/29/2017			(76,014)	(76,221)
	2.805	12/01/2016	12/01/2017			(5,650)	(5,664)
NOM	2.785	02/03/2017	08/03/2017			(8,921)	(8,962)
	2.788	02/08/2017	08/07/2017			(14,744)	(14,806)
PAR	0.600	03/27/2017	04/27/2017		GBP	(2,176)	(2,727)
	0.700	03/16/2017	04/18/2017			(9,086)	(11,388)
	0.700	03/27/2017	04/27/2017			(1,426)	(1,787)
	1.050	03/17/2017	04/18/2017			(6,313)	(7,913)
RBC	2.397	11/07/2016	05/08/2017			$(8,186)	(8,266)
	2.650	02/21/2017	08/21/2017			(2,362)	(2,369)
	2.662	01/27/2017	07/18/2017			(1,369)	(1,376)
	2.730	03/27/2017	09/20/2017			(4,127)	(4,129)
RCE	1.161	01/16/2017	04/18/2017		GBP	(2,933)	(3,684)
	1.259	01/18/2017	04/18/2017			(10,647)	(13,373)
RDR	1.380	01/19/2017	04/07/2017			$(7,005)	(7,025)
	1.800	02/01/2017	04/12/2017			(3,698)	(3,709)
	1.800	02/03/2017	05/02/2017			(6,054)	(6,072)
	1.800	02/07/2017	05/08/2017			(2,378)	(2,384)
RTA	2.208	04/13/2016	04/12/2017			(7,491)	(7,654)
	2.222	04/07/2016	04/06/2017			(28,555)	(29,191)
	2.225	04/22/2016	04/21/2017			(1,542)	(1,575)
	2.225	05/16/2016	05/15/2017			(37,773)	(38,525)
	2.227	05/12/2016	05/11/2017			(22,824)	(23,284)
	2.227	08/19/2016	05/11/2017			(5,539)	(5,617)
	2.230	04/29/2016	04/27/2017			(8,493)	(8,671)
	2.244	04/28/2016	04/27/2017			(14,071)	(14,369)
	2.247	07/11/2016	07/10/2017			(10,836)	(11,016)
	2.273	07/14/2016	07/13/2017			(34,995)	(35,576)
	2.285	06/10/2016	06/09/2017			(9,683)	(9,865)
	2.312	05/31/2016	05/30/2017			(7,720)	(7,872)
	2.326	07/21/2016	07/20/2017			(4,292)	(4,363)
	2.359	07/27/2016	07/25/2017			(9,206)	(9,357)
	2.543	11/14/2016	05/15/2017			(7,496)	(7,570)
	2.559	10/28/2016	05/01/2017			(2,820)	(2,851)
	2.574	11/22/2016	05/22/2017			(7,287)	(7,356)
	2.605	11/22/2016	11/21/2017			(14,085)	(14,219)
	2.645	12/08/2016	12/07/2017			(9,910)	(9,994)
	2.731	03/23/2017	09/19/2017			(11,120)	(11,129)
	2.790	12/22/2016	12/21/2017			(17,914)	(18,056)
SBI	1.943	01/24/2017	04/24/2017			(2,367)	(2,376)
SOG	0.200	02/23/2017	05/23/2017		EUR	(4,221)	(4,504)
	0.221	01/25/2017	04/25/2017			(2,136)	(2,280)
	1.600	02/27/2017	05/30/2017			$(8,016)	(8,028)
	1.700	03/16/2017	06/15/2017			(16,795)	(16,809)
	2.526	10/11/2016	04/11/2017			(12,018)	(12,165)
	2.684	02/06/2017	08/07/2017			(22,696)	(22,791)
	2.687	10/27/2016	04/27/2017			(8,294)	(8,335)
	2.688	11/09/2016	05/09/2017			(3,483)	(3,496)
	2.704	11/28/2016	05/30/2017			(27,688)	(27,756)
	2.707	02/17/2017	08/10/2017			(9,622)	(9,655)
	2.771	12/14/2016	06/14/2017			(15,819)	(15,842)
UBS	0.460	01/18/2017	04/18/2017		EUR	(16,917)	(18,064)
	1.260	01/20/2017	04/27/2017		GBP	(9,132)	(11,470)
	1.730	01/30/2017	04/25/2017			$(1,243)	(1,247)
	1.850	02/28/2017	05/26/2017			(5,722)	(5,732)
	1.920	03/14/2017	06/14/2017			(3,729)	(3,733)
	1.990	02/14/2017	05/15/2017			(6,073)	(6,089)
	2.405	01/05/2017	04/05/2017			(2,249)	(2,262)
	2.482	01/25/2017	04/25/2017			(2,354)	(2,365)
	2.534	02/09/2017	05/09/2017			(3,203)	(3,215)

Total Reverse Repurchase Agreements							$(1,051,237)

(1)	Includes accrued interest.
(2)	Collateral is held in custody by the counterparty.
(3)	The average amount of borrowings outstanding during the period ended March 31, 2017 was $(1,034,611) at a weighted average interest rate of 2.205%.
(4)	Open maturity reverse repurchase agreement.

(l)	Securities with an aggregate market value of $1,415,810 and cash of $2,868 have been pledged as collateral under the terms of master agreements as of March 31, 2017.

(m)	Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Swap Agreements:

Credit Default Swaps on Corporate Issues - Sell Protection (1)

							Variation Margin
Reference Entity	Fixed Receive Rate	Maturity Date	Implied Credit Spread at March 31, 2017 (2)	Notional Amount (3)	Market Value	Unrealized Appreciation/ (Depreciation)	Asset	Liability
Navient Corp.	5.000%	12/20/2021	3.850%	$4,600	$229	$(1)	$0	$(3)

Interest Rate Swaps

							Variation Margin
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount	Market Value	Unrealized Appreciation/ (Depreciation)	Asset	Liability
Receive	3-Month USD-LIBOR	1.500%	12/21/2021	$117,200	$(2,421)	$882	$100	$0
Pay	3-Month USD-LIBOR	1.750	12/21/2023	177,200	(4,446)	(7,773)	223	0
Pay	3-Month USD-LIBOR	1.750	12/21/2026	303,000	(16,119)	(23,551)	521	0
Receive	3-Month USD-LIBOR	2.500	06/15/2036	110,300	1,895	12,900	0	(163)
Receive	3-Month USD-LIBOR	2.750	03/20/2043	76,400	(936)	(681)	0	(131)
Receive	3-Month USD-LIBOR	3.750	06/18/2044	12,200	(2,746)	(230)	0	(22)
Receive	3-Month USD-LIBOR	3.500	12/17/2044	44,200	(7,750)	(795)	0	(77)
Receive	3-Month USD-LIBOR	3.250	06/17/2045	45,600	(5,676)	(1,945)	0	(78)
Receive	3-Month USD-LIBOR	2.750	12/16/2045	3,800	(88)	(37)	0	(6)

					$(38,287)	$(21,230)	$844	$(477)

Total Swap Agreements					$(38,058)	$(21,231)	$844	$(480)

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(3)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

Cash of $15,521 has been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of March 31, 2017.

(n)	Financial Derivative Instruments: Over the Counter

Forward Foreign Currency Contracts:

						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Asset	Liability
BPS	04/2017	EUR	74,580		$79,257	$0	$(305)
	04/2017	$	76,467	EUR	70,901	0	(830)
	05/2017	EUR	70,901		$76,564	832	0
	05/2017	$	1,273	GBP	1,022	8	0
CBK	04/2017	EUR	20,074		$21,373	0	(43)
FBF	04/2017	$	11,088	GBP	9,080	288	0
GLM	04/2017	EUR	1,965		$2,087	0	(9)
	04/2017	GBP	7,700		9,540	0	(107)
	04/2017	$	1,308	EUR	1,241	16	0
HUS	04/2017		132,925	GBP	107,007	1,143	0
	05/2017	GBP	107,006		$133,009	0	(1,147)
JPM	04/2017		10,692		13,350	0	(46)
	04/2017	$	25,564	EUR	23,811	0	(162)
MSB	04/2017	GBP	79,721		$99,981	99	0
SCX	04/2017	BRL	1,530		488	0	0
	04/2017	GBP	24,284		29,495	0	(931)
	04/2017	$	483	BRL	1,530	6	0
SOG	04/2017		7,811	GBP	6,310	95	0
UAG	04/2017		1,525	EUR	1,416	0	(14)

Total Forward Foreign Currency Contracts						$2,487	$(3,594)

Swap Agreements:

Credit Default Swaps on Corporate Issues - Sell Protection (1)

									Swap Agreements, at Value
Counterparty	Reference Entity	Fixed Receive Rate	Maturity Date	Implied Credit Spread at March 31, 2017 (2)	Notional Amount (3)		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BPS	Petrobras Global Finance BV	1.000%	06/20/2021	2.543%		$4,600	$(1,243)	$966	$0	$(277)
	Petrobras Global Finance BV	1.000	12/20/2021	2.820		100	(15)	7	0	(8)
	Royal Bank of Scotland PLC	1.000	12/20/2018	1.052	EUR	800	(20)	19	0	(1)
BRC	Petrobras Global Finance BV	1.000	06/20/2021	2.543		$800	(218)	170	0	(48)
GST	Petrobras Global Finance BV	1.000	06/20/2021	2.543		3,931	(1,070)	833	0	(237)
	Petrobras Global Finance BV	1.000	12/20/2021	2.820		500	(78)	39	0	(39)
HUS	Petrobras Global Finance BV	1.000	09/20/2020	2.071		240	(34)	26	0	(8)
	Petrobras Global Finance BV	1.000	06/20/2021	2.543		7,200	(1,968)	1,534	0	(434)

							$(4,646)	$3,594	$0	$(1,052)

Credit Default Swaps on Credit Indices - Sell Protection (1)

							Swap Agreements, at Value (4)
Counterparty	Index/Tranches	Fixed Receive Rate	Maturity Date	Notional Amount (3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
DUB	CMBX.NA.BBB-.6 Index	3.000%	05/11/2063	$2,700	$(178)	$(165)	$0	$(343)
	CMBX.NA.BBB-.9 Index	3.000	09/17/2058	3,500	(439)	30	0	(409)
FBF	ABX.HE.AA.6-2 Index	0.170	05/25/2046	28,687	(25,495)	13,356	0	(12,139)
	CMBX.NA.BBB-.10 Index	3.000	11/17/2059	100	(11)	1	0	(10)
	CMBX.NA.BBB-.6 Index	3.000	05/11/2063	400	(48)	(3)	0	(51)
	CMBX.NA.BBB-.7 Index	3.000	01/17/2047	600	(55)	1	0	(54)
	CMBX.NA.BBB-.8 Index	3.000	10/17/2057	1,500	(234)	(13)	0	(247)
GST	CMBX.NA.A.6 Index	2.000	05/11/2063	5,400	(275)	(2)	0	(277)
	CMBX.NA.BB.6 Index	5.000	05/11/2063	2,200	(294)	(152)	0	(446)
	CMBX.NA.BBB-.6 Index	3.000	05/11/2063	6,600	(361)	(478)	0	(839)
	CMBX.NA.BBB-.9 Index	3.000	09/17/2058	6,700	(839)	56	0	(783)
MYC	CMBX.NA.BBB-.10 Index	3.000	11/17/2059	700	(86)	15	0	(71)
	CMBX.NA.BBB-.6 Index	3.000	05/11/2063	2,200	(117)	(163)	0	(280)
	CMBX.NA.BBB-.9 Index	3.000	09/17/2058	3,900	(482)	26	0	(456)

					$(28,914)	$12,509	$0	$(16,405)

Total Swap Agreements					$(33,560)	$16,103	$0	$(17,457)

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(3)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	The prices and resulting values for credit default swap agreements on credit indices serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(o)	Securities with an aggregate market value of $19,656 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of March 31, 2017.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2017 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2017
Investments in Securities, at Value
Loan Participations and Assignments	$0	$11,202	$229	$11,431
Corporate Bonds & Notes
Banking & Finance	0	96,034	19,522	115,556
Industrials	125	133,113	23,039	156,277
Utilities	0	45,265	0	45,265
Municipal Bonds & Notes
Illinois	0	1,217	0	1,217
West Virginia	0	4,844	0	4,844
U.S. Government Agencies	0	38,977	0	38,977
Non-Agency Mortgage-Backed Securities	0	1,201,997	30,019	1,232,016
Asset-Backed Securities	0	563,965	50,498	614,463
Sovereign Issues	0	10,061	0	10,061
Common Stocks
Consumer Discretionary	32	0	0	32
Financials	0	0	830	830
Short-Term Instruments
Repurchase Agreements	0	62,212	0	62,212
Short-Term Notes	0	1,500	0	1,500
U.S. Treasury Bills	0	21,194	0	21,194

Total Investments	$157	$2,191,581	$124,137	$2,315,875

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	0	844	0	844
Over the counter	0	2,487	0	2,487
	$0	$3,331	$0	$3,331

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	0	(480)	0	(480)
Over the counter	0	(21,051)	0	(21,051)

	$0	$(21,531)	$0	$(21,531)

Total Financial Derivative Instruments	$0	$(18,200)	$0	$(18,200)

Totals	$157	$2,173,381	$124,137	$2,297,675

There were no significant transfers among Levels 1 and 2 during the period ended March 31, 2017.

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended March 31, 2017:

Category and Subcategory	Beginning Balance at 06/30/2016	Net Purchases	Net Sales	Accrued Discounts/ (Premiums)	Realized Gain/ (Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (1)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 03/31/2017	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 03/31/2017 (1)
Investments in Securities, at Value
Loan Participations and Assignments	$529	$53	$0	$1	$0	$(354)	$0	$0	$229	$(354)
Corporate Bonds & Notes
Banking & Finance	36,558	0	(17,308)	73	188	11	0	0	19,522	(959)
Industrials	10,671	12,486	0	10	0	(128)	0	0	23,039	(128)
Non-Agency Mortgage-Backed Securities	29,243	10,339	(3,391)	22	807	(1,494)	0	(5,507)	30,019	(663)
Asset-Backed Securities	28,781	41,470	0	511	0	(6,836)	0	(13,428)	50,498	(4,644)
Common Stocks
Financials	423	0	0	0	0	407	0	0	830	407

Totals	$106,205	$64,348	$(20,699)	$617	$995	$(8,394)	$0	$(18,935)	$124,137	$(6,341)

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category and Subcategory	Ending Balance at 03/31/2017	Valuation Technique	Unobservable Inputs	Input Value(s) (% Unless Noted Otherwise)
Investments in Securities, at Value
Loan Participations and Assignments	$176	Other Valuation Techniques (2)	—	—
	53	Third Party Vendor	Broker Quote	100.688 - 101.500
Corporate Bonds & Notes
Banking & Finance	10,229	Proxy Pricing	Base Price	102.667
	9,293	Reference Instrument	Spread movement	204.000	bps
Industrials	23,039	Proxy Pricing	Base Price	99.500 - 100.000
Non-Agency Mortgage-Backed Securities	22,672	Proxy Pricing	Base Price	5.000 - 142,500
	7,347	Third Party Vendor	Broker Quote	82.530
Asset-Backed Securities	50,498	Proxy Pricing	Base Price	2.859 - 89,450
Common Stocks
Financials	830	Other Valuation Techniques (2)	—	—

Total	$124,137

(1)	Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at March 31, 2017 may be due to an investment no longer held or categorized as Level 3 at period end.
(2)	Includes valuation techniques not defined in the Supplementary Notes to Schedule of Investments as securities valued using such techniques are not considered significant to the Fund.

See Accompanying Notes

Notes to Financial Statements

1. BASIS FOR CONSOLIDATION

PDILS I LLC, (the “Subsidiary”), a Delaware limited liability company was formed as a wholly owned subsidiary acting as an investment vehicle for the PIMCO Dynamic Income Fund (the “Fund”) in order to effect certain investments for the Fund consistent with the Fund’s investment objectives and policies in effect from time to time. PIMCO Dynamic Income Fund’s investment portfolio has been consolidated and includes the portfolio holdings of the PIMCO Dynamic Income Fund and the Subsidiary. Accordingly, the consolidated financial statements include the accounts of the Fund and the Subsidiary. All inter-company transactions and balances have been eliminated. This structure was established so that certain loans could be held by a separate legal entity from the Fund. See the table below for details regarding the structure, incorporation and relationship as of the period end of the Subsidiary (amounts in thousands†).

Date of Formation	Fund Net Assets	Subsidiary Net Assets	% of Fund Net Assets
03/12/2013	$1,254,198	$0	0.0%

†	A zero balance may reflect actual amounts rounding to less than one thousand.

2. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

(a) Investment Valuation Policies The net asset value (‘NAV”) of the Fund’s shares is determined by dividing the total value of portfolio investments and other assets, less any liabilities attributable to that Fund, by the total number of shares outstanding of that Fund.

On each day that the New York Stock Exchange (“NYSE”) is open, Fund shares are ordinarily valued as of the close of regular trading (“NYSE Close”). Information that becomes known to the Fund or its agents after the time as of which NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day. The Fund reserves the right to change the time as of which its respective NAV is calculated if the Fund closes earlier, or as permitted by the U.S. Securities and Exchange Commission (the “SEC”).

For purposes of calculating NAV, portfolio securities and other assets for which market quotes are readily available are valued at market value. Market value is generally determined on the basis of official closing prices or the last reported sales prices, or if no sales are reported, based on quotes obtained from established market makers or prices (including evaluated prices) supplied by the Fund’s approved pricing services, quotation reporting systems and other third-party sources (together, “Pricing Services”). The Fund will normally use pricing data for domestic equity securities received shortly after the NYSE Close and do not normally take into account trading, clearances or settlements that take place after the NYSE Close. A foreign (non-U.S.) equity security traded on a foreign exchange or on more than one exchange is typically valued using pricing information from the exchange considered by Pacific Investment Management Company LLC (“PIMCO” or the “Manager”) to be the primary exchange. A foreign (non-U.S.) equity security will be valued as of the close of trading on the foreign exchange, or the NYSE Close, if the NYSE Close occurs before the end of trading on the foreign exchange. Domestic and foreign (non-U.S.) fixed income securities, non-exchange traded derivatives, and equity options are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Services using data reflecting the earlier closing of the principal markets for those securities. Prices obtained from Pricing Services may be based on, among other things, information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Certain fixed income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date. Exchange-traded options, except equity options, futures and options on futures are valued at the settlement price determined by the relevant exchange. Swap agreements are valued on the basis of bid quotes obtained from brokers and dealers or market-based prices supplied by Pricing Services or other pricing sources. The Fund’s investments in open-end management investment companies, other than exchange-traded funds (“ETFs”), are valued at the NAVs of such investments.

If a foreign (non-U.S.) equity security’s value has materially changed after the close of the security’s primary exchange or principal market but before the NYSE Close, the security may be valued at fair value based on procedures established and approved by the Board of Trustees (the “Board”). Foreign (non-U.S.) equity securities that do not trade when the NYSE is open are also valued at fair value. With respect to foreign (non-U.S.) equity securities, the Fund may determine the fair value of investments based on information provided by Pricing Services and other third-party vendors, which may recommend fair value or adjustments with reference to other securities, indices or assets. In considering whether fair valuation is required and in determining fair values, the Fund may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indices) that occur after the close of the relevant market and before the NYSE Close. The Fund may utilize modeling tools provided by third-party vendors to determine fair values of non-U.S. securities. Foreign exchanges may permit trading in foreign (non-U.S.) equity securities on days when the Trust is not open for business, which may result in the Fund’s portfolio investments being affected when shareholders are unable to buy or sell shares.

Senior secured floating rate loans for which an active secondary market exists to a reliable degree will be valued at the mean of the last available bid/ask prices in the market for such loans, as provided by a Pricing Service. Senior secured floating rate loans for which an active secondary market does not exist to a reliable degree will be valued at fair value, which is intended to approximate market value. In valuing a senior secured floating rate loan at fair value, the factors considered may include, but are not limited to, the following: (a) the creditworthiness of the borrower and any intermediate participants, (b) the terms of the loan, (c) recent prices in the market for similar loans, if any, and (d) recent prices in the market for instruments of similar quality, rate, period until next interest rate reset and maturity.

Investments valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from Pricing Services. As a result, the value of such investments and, in turn, the NAV of the Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of investments traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the Fund is not open for business. As a result, to the extent that the Fund holds foreign (non-U.S.) investments, the value of those investments may change at times when shareholders are unable to buy or sell shares and the value of such investments will be reflected in the Fund’s next calculated NAV.

Investments for which market quotes or market based valuations are not readily available are valued at fair value as determined in good faith by the Board or persons acting at their direction. The Board has adopted methods for valuing securities and other assets in circumstances where market quotes are not readily available, and has delegated to PIMCO the responsibility for applying the fair valuation methods. In the event that market quotes or market based valuations are not readily available, and the security or asset cannot be valued pursuant to a Board approved valuation method, the value of the security or asset will be determined in good faith by the Valuation Oversight Committee of the Board (“Valuation Oversight Committee”), generally based on recommendations provided by the Manager. Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information, bid/ask information, indicative market quotations (“Broker Quotes”), Pricing Services’ prices), including where events occur after the close of the relevant market, but prior to the NYSE Close, that materially affect the values of the Fund’s securities or assets. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities trade do not open for trading for the entire day and no other market prices are available. The Board has delegated to the Manager the responsibility for monitoring significant events that may materially affect the values of the Fund’s securities or assets and for determining whether the value of the applicable securities or assets should be reevaluated in light of such significant events.

When the Fund uses fair valuation to determine the value of a portfolio security or other asset for purposes of calculating its NAV, such investments will not be priced on the basis of quotes from the primary market in which they are traded, but rather may be priced by another method that the Board or persons acting at their direction believe reflects fair value. Fair valuation may require subjective determinations about the value of a security. While the Fund’s policy is intended to result in a calculation of the Fund’s NAV that fairly reflects security values as of the time of pricing, the Fund cannot ensure that fair values determined by the Board or persons acting at their direction would accurately reflect the price that the Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Fund may differ from the value that would be realized if the securities were sold.

(b) Fair Value Hierarchy U.S. GAAP describes fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2, or 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Levels 1, 2, and 3 of the fair value hierarchy are defined as follows:

•	Level 1—Quoted prices in active markets or exchanges for identical assets and liabilities.

•	Level 2—Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

•	Level 3—Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair value of investments.

Assets or liabilities categorized as Level 2 or 3 as of period end have been transferred between Levels 2 and 3 since the prior period due to changes in the valuation method utilized in valuing the investments. Transfers from Level 2 to Level 3 are a result of a change, in the normal course of business, from the use of valuation methods used by third-party pricing services (Level 2) to the use of a broker quote or valuation technique which utilizes significant unobservable inputs due to an absence of current or reliable market-based data (Level 3). Transfers from Level 3 to Level 2 are a result of the availability of current and reliable market-based data provided by Pricing Services or other valuation techniques which utilize significant observable inputs. In accordance with the requirements of U.S. GAAP, the amounts of transfers between Levels 1 and 2 and transfers into and out of Level 3, if material, are disclosed in the Notes to Schedule of Investments for the Fund.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to realized gain (loss), unrealized appreciation (depreciation), purchases and sales, accrued discounts (premiums), and transfers into and out of the Level 3 category during the period. The end of period value is used for the transfers between Levels of the Fund’s assets and liabilities. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets or liabilities categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy, and if material, a Level 3 reconciliation and details of significant unobservable inputs, have been included in the Notes to Schedule of Investments for the Fund.

(c) Valuation Techniques and the Fair Value Hierarchy

Level 1 and Level 2 trading assets and trading liabilities, at fair value The valuation methods (or “techniques”) and significant inputs used in determining the fair values of portfolio securities or other assets and liabilities categorized as Level 1 and Level 2 of the fair value hierarchy are as follows:

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities and non-U.S. bonds are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Services that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The Pricing Services’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Fixed income securities purchased on a delayed-delivery basis or as a repurchase commitment in a sale-buyback transaction are marked to market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

Mortgage-related and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by Pricing Services that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche, and incorporate deal collateral performance, as available. Mortgage-related and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Common stocks, ETFs, exchange-traded notes and financial derivative instruments, such as futures contracts, rights and warrants, or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Investments valued (denominated) in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates (currency spot and forward rates) obtained from Pricing Services. As a result, the NAV of the Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the Fund is not open for business. Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the NYSE Close. These securities are valued using Pricing Services that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

Investments in registered open-end investment companies (other than ETFs) will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy. Investments in unregistered open-end investment companies will be calculated based upon the NAVs of such investments and are considered Level 1 provided that the NAVs are observable, calculated daily and are the value at which both purchases and sales will be conducted.

Equity exchange-traded options and over the counter financial derivative instruments, such as forward foreign currency contracts and options contracts derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These contracts are normally valued on the basis of quotes obtained from a quotation reporting system, established market makers or Pricing Services (normally determined as of the NYSE Close). Depending on the product and the terms of the transaction, financial derivative instruments can be valued by Pricing Services using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as quoted prices, issuer details, indices, bid/ask spreads, interest rates, implied volatilities, yield curves, dividends and exchange rates. Financial derivative instruments that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Centrally cleared swaps and over the counter swaps derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. They are valued using a broker-dealer bid quotation or based on market-based prices provided by Pricing Services (normally determined as of the NYSE close). Centrally cleared swaps and over the counter swaps can be valued by Pricing Services using a series of techniques, including simulation pricing models. The pricing models may use inputs that are observed from actively quoted markets such as the overnight index swap rate (“OIS”), London Interbank Offered Rate (“LIBOR”) forward rate, interest rates, yield curves and credit spreads. These securities are categorized as Level 2 of the fair value hierarchy.

Level 3 trading assets and trading liabilities, at fair value When a fair valuation method is applied by PIMCO that uses significant unobservable inputs, investments will be priced by a method that the Board or persons acting at their direction believe reflects fair value and are categorized as Level 3 of the fair value hierarchy. The valuation techniques and significant inputs used in determining the fair values of portfolio assets and liabilities categorized as Level 3 of the fair value hierarchy are as follows:

Proxy pricing procedures set the base price of a fixed income security and subsequently adjust the price proportionally to market value changes of a pre-determined security deemed to be comparable in duration, generally a U.S. Treasury or sovereign note based on country of issuance. The base price may be a broker-dealer quote, transaction price, or an internal value as derived by analysis of market data. The base price of the security may be reset on a periodic basis based on the availability of market data and procedures approved by the Valuation Oversight Committee. Significant changes in the unobservable inputs of the proxy pricing process (the base price) would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

If third-party evaluated vendor pricing is not available or not deemed to be indicative of fair value, the Manager may elect to obtain Broker Quotes directly from the broker-dealer or passed through from a third-party vendor. In the event that fair value is based upon a single sourced Broker Quote, these securities are categorized as Level 3 of the fair value hierarchy. Broker Quotes are typically received from established market participants. Although independently received, the Manager does not have the transparency to view the underlying inputs which support the market quotation. Significant changes in the Broker Quote would have direct and proportional changes in the fair value of the security.

Reference instrument valuation estimates fair value by utilizing the correlation of the security to one or more broad-based securities, market indices, and/or other financial instruments, whose pricing information is readily available. Unobservable inputs may include those used in algorithm formulas based on percentage change in the reference instruments and/or weights of each reference instrument. Significant changes in the unobservable inputs would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

Short-term debt instruments (such as commercial paper) having a remaining maturity of 60 days or less may be valued at amortized cost, so long as the amortized cost of such short-term debt instrument is approximately the same as the fair value of the instrument as determined without the use of amortized cost valuation. Short-term debt instruments having a remaining maturity of 60 days or less are categorized as Level 3 of the fair value hierarchy.

The validity of the fair value is reviewed by the Manager on a periodic basis and may be amended in accordance with the Fund’s valuation procedures.

3. FEDERAL INCOME TAX MATTERS

The Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

The Fund may be subject to local withholding taxes, including those imposed on realized capital gains. Any applicable foreign capital gains tax is accrued daily based upon net unrealized gains, and may be payable following the sale of any applicable investments.

In accordance with U.S. GAAP, the Manager has reviewed the Fund’s tax positions for all open tax years. As of March 31, 2017, the Fund has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions they have taken or expect to take in future tax returns.

The Fund files U.S. tax returns. While the statute of limitations remains open to examine the Fund’s U.S. tax returns filed for the fiscal years from 2014-2016, no examinations are in progress or anticipated at this time. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

As of March 31, 2017, the aggregate cost and the net unrealized appreciation (depreciation) of investments for Federal income tax purposes are as follows (amounts in thousands):

Federal Tax Cost	Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation) (1)
$2,157,084	$252,549	$(93,758)	$158,791

(1)	Primary differences, if any, between book and tax net unrealized appreciation (depreciation) are attributable to wash sale loss deferrals for federal income tax purposes.

GLOSSARY: (abbreviations that may be used in the preceding statements)					(Unaudited)

Counterparty Abbreviations:
BCY	Barclays Capital, Inc.	GST	Goldman Sachs International	RBC	Royal Bank of Canada
BOS	Banc of America Securities LLC	HUS	HSBC Bank USA N.A.	RCE	Royal Bank of Canada Europe Limited
BPS	BNP Paribas S.A.	IND	Credit Agricole Corporate and Investment Bank S.A.	RDR	RBC Capital Markets
BRC	Barclays Bank PLC	JML	JP Morgan Securities Plc	RTA	Bank of New York Mellon Corp.
CBK	Citibank N.A.	JPM	JPMorgan Chase Bank N.A.	SBI	Citigroup Global Markets Ltd.
DBL	Deutsche Bank AG London	JPS	JPMorgan Securities, Inc.	SCX	Standard Chartered Bank
DEU	Deutsche Bank Securities, Inc.	MSB	Morgan Stanley Bank, N.A	SOG	Societe Generale
DUB	Deutsche Bank AG	MYC	Morgan Stanley Capital Services, Inc.	SSB	State Street Bank and Trust Co.
FBF	Credit Suisse International	NOM	Nomura Securities International Inc.	UAG	UBS AG Stamford
FOB	Credit Suisse Securities (USA) LLC	PAR	Banque Paribas, London	UBS	UBS Securities LLC
GLM	Goldman Sachs Bank USA

Currency Abbreviations:
BRL	Brazilian Real	GBP	British Pound	USD (or $)	United States Dollar
EUR	Euro

Index/Spread Abbreviations:
ABX.HE	Asset-Backed Securities Index - Home Equity	CMBX	Commercial Mortgage-Backed Index

Other Abbreviations:
ABS	Asset-Backed Security	CLO	Collateralized Loan Obligation	SP - ADR	Sponsored American Depositary Receipt
ALT	Alternate Loan Trust	LIBOR	London Interbank Offered Rate	TBD	To Be Determined
CBO	Collateralized Bond Obligation	REMIC	Real Estate Mortgage Investment Conduit	TBD%	Interest rate to be determined when loan settles
CDO	Collateralized Debt Obligation

Item 2. Controls and Procedures

(a)	The principal executive officer and principal financial & accounting officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))), are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits

A separate certification for each principal executive officer and principal financial & accounting officer of the registrant as required by Rule 30a-2 under the 1940 Act is attached as Exhibit 99.CERT.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

PIMCO Dynamic Income Fund

By:	/s/ Peter G. Strelow
Peter G. Strelow
President (Principal Executive Officer)

Date: May 26, 2017

By:	/s/ William G. Galipeau
William G. Galipeau
Treasurer (Principal Financial & Accounting Officer)

Date: May 26, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Peter G. Strelow
Peter G. Strelow
President (Principal Executive Officer)

Date: May 26, 2017

By:	/s/ William G. Galipeau
William G. Galipeau
Treasurer (Principal Financial & Accounting Officer)

Date: May 26, 2017